Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

9. LEASES

The Group leases office spaces from third parties. The Group does not have any finance lease for the years ended December 31, 2025 and 2024. Operating leases result in the recognition of ROU assets and lease liabilities on the balance sheet. ROU assets represent the Group’s right to use the leased assets for the lease term, and lease liabilities represent the obligation to make lease payments. The operating lease expenses were charged to general and administrative expenses and selling and marketing expenses.

A summary of supplemental information related to operating leases as of December 31, 2025 and 2024 was as follows:

	As of December 31,
	2025	2024
Right-of-use assets	$127,398	$98,852
Operating lease liabilities, current	$110,970	$84,826
Weighted average remaining lease terms	0.6	0.6
Weighted average discount rate	7.18%	7.18%

Cash flow information related to leases consists of the following:

	2025	2024	2023
Right-of-use assets obtained in exchange for new operating lease liabilities	$188,594	$84,826	$153,842

The balances for the operating leases where the Group is the lessee are presented as follows within the consolidated balance sheets:

As of December 31, 2025
USD
FY2026	$113,920
Total lease payment	113,920
less: imputed interest	(2,950)
Total lease liabilities	$110,970